ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)		Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts payable			$ 588,275		$ 587,230
Accrued interest		$ 259,179	189,527		466,801
Accrued interest and penalties Golock			(0)		1,172,782
Soundstr Obligation		145,529	145,259		145,259
Total accounts payable and accrued liabilities			923,061		2,372,072
Accounts payable					427,086	$ 223,795
Accrued Liabilities	[1],[2]				1,785,861	699,914
Accrued interest					650,654	502,916
Accrued interest- related parties					767,715	617,891
Total accounts payable and accrued liabilities		2,702,948	923,061		2,404,981	2,044,516
Accounts payable and accrued expense		2,298,240	588,275
Total accounts payable and accrued liabilities		$ 2,702,948	$ 923,061		2,404,981	2,044,516
Stage It Corp [Member]
Accounts payable				$ 599,817	427,086
Accrued interest				2,313,671	1,785,861	699,914
Total accounts payable and accrued liabilities				840,197	650,654	$ 502,916
Accrued Liabilities	[3],[4]			2,313,671	1,785,861
Accrued interest				840,197	650,654
Accrued interest- related parties				893,632	767,715
Total accounts payable and accrued liabilities				4,647,317	2,404,981
Total accounts payable and accrued liabilities				$ 4,647,317	$ 2,404,981

[1]	Includes $398,729 in liabilities due to artists and $297,795 in unredeemed outstanding notes purchased by users as of December 31, 2019
[2]	Includes $946,537 in liabilities due to artists and $791,172 in unredeemed outstanding notes purchased by users as of December 31, 2020
[3]	Includes $887,120 in liabilities due to artists, $846,477 in unredeemed outstanding notes purchased by users, and $376,703 in payroll liabilities as of September 30, 2021
[4]	Includes $946,537 in liabilities due to artists and $781,172 in unredeemed outstanding notes purchased by users as of December 31, 2020